Selling Costs	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Selling Costs

8. SELLING COSTS

Selling costs include transportation and marketing costs associated with the sale of the Company's Egyptian crude oil production to third-party buyers and EGPC. The Company completed two direct crude oil sales to third-party buyers during the year ended December 31, 2020 (2019 - two). The Company also completed monthly sales of inventoried entitlement crude oil to EGPC in 2020. The Company completed two sales of inventoried entitlement crude oil to EGPC in 2019.